Quarterly Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Information (Unaudited)
Revenue	$ 40,378	$ 64,319	$ 36,353	$ 18,097	$ 24,018	$ 26,218	$ 22,608	$ 24,468	$ 24,530	$ 23,597	$ 19,702	$ 23,220	$ 159,147	$ 97,312	$ 91,049
Gross profit (loss)	(37,467)	(19,573)	(17,531)	(15,477)	(9,374)	(3,075)	(2,949)	(2,041)	(48)	(1,875)	(2,575)	1,806	(90,048)	(17,439)	(2,692)
Net loss	(84,977)	(63,717)	(55,390)	(53,673)	(45,813)	(43,735)	(34,287)	(29,102)	(22,474)	(22,891)	(22,340)	(18,884)	(257,757)	(152,937)	(86,589)
Net loss attributable to A123 Systems, Inc. common stockholders	$ (84,977)	$ (63,717)	$ (55,390)	$ (53,646)	$ (45,661)	$ (43,656)	$ (34,218)	$ (29,025)	$ (22,331)	$ (22,815)	$ (21,930)	$ (18,748)	$ (257,730)	$ (152,560)	$ (85,824)
Net loss per share attributable to A123 Systems, Inc. common stockholders-basic and diluted (in dollars per share)	$ (0.65)	$ (0.51)	$ (0.44)	$ (0.51)	$ (0.43)	$ (0.42)	$ (0.33)	$ (0.28)	$ (0.20)	$ (1.78)	$ (2.36)	$ (2.02)	$ (2.12)	$ (1.46)	$ (2.55)